Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000
Preferred stock, Shares issued	1,000,000
Preferred stock, shares outstanding	1,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	50,000
Common stock, shares issued	199,317,599	1
Common stock, shares outstanding	199,317,599	1